Supplementary cash flow information - Non-cash operating and investing activities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Operating activities
Accounts payable and accrued liabilities	$ 18,707	$ 4,788
Provisions	805	690
Non-cash operating activities	19,512	5,478
Investing activities
Purchase of PP&E	(18,162)	(4,698)
Additions, disposals/retirements and change in estimates and lease modifications of right-of-use assets	(104,467)	(102,584)
Additions to intangible assets	(1,350)	(780)
Non-cash investing activities	$ (123,979)	$ (108,062)